Government Grants - Summary of Government Grants (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Government Grants [Line Items]
Government grants recognized	$ 1,204	$ 2,945	$ 4,105	$ 2,945
Research and Development Expenses
Disclosure Of Government Grants [Line Items]
Government grants recognized	149	460	512	460
Administration Expenses
Disclosure Of Government Grants [Line Items]
Government grants recognized	115	584	411	584
Loss from Discontinued Operations
Disclosure Of Government Grants [Line Items]
Government grants recognized	$ 940	$ 1,901	$ 3,182	$ 1,901